UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7614

Nuveen Georgia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Premium Income Municipal Fund (NPG)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.0% (2.0% of Total Investments)
$ 25,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.191	BBB–	$ 813,000
	0.000%, 5/15/50
1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	836,530
	Series 2002, 5.500%, 5/15/39
26,000	Total Consumer Staples			1,649,530
	Education and Civic Organizations – 22.1% (14.6% of Total Investments)
750	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	779,565
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	N/R	1,034,670
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 – AMBAC Insured
1,800	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	Aa3	1,812,546
	Project, Series 2007, 5.000%, 7/01/39
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	A1	1,625,904
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – SYNCORA GTY Insured
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	A1	734,377
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	Aa3	1,709,760
	Building, Series 2004, 5.250%, 5/01/15 – NPFG Insured
150	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC	6/18 at 100.00	A2	161,300
	Project, Series 2008, 6.000%, 6/15/28
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009, Trust 3404:
270	16.997%, 3/01/17 (IF)	No Opt. Call	AA	341,420
430	17.025%, 3/01/17 (IF)	No Opt. Call	AA	530,465
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	A2	1,217,465
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,490	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	A3	1,514,108
	2005A, 5.000%, 12/01/34 – SYNCORA GTY Insured
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	Aa3	507,405
	5.000%, 7/01/22 – NPFG Insured
11,355	Total Education and Civic Organizations			11,968,985
	Health Care – 13.5% (9.0% of Total Investments)
140	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	11/11 at 100.00	BB	122,711
	Series 1998, 5.250%, 12/01/22
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
100	5.000%, 12/01/19	12/14 at 100.00	BBB–	102,379
900	5.250%, 12/01/22	12/14 at 100.00	BBB–	914,283
185	5.000%, 12/01/26	12/14 at 100.00	BBB–	176,806
100	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	6/20 at 100.00	AA–	99,088
	Project, Series 2010, 5.000%, 6/15/40
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,011,500
	Medical Center Project, Series 2010, 8.000%, 12/01/40
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
300	5.125%, 2/15/40	No Opt. Call	A+	297,549
1,700	5.250%, 2/15/45	2/41 at 100.00	A+	1,703,400
900	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	902,277
	2007, 5.250%, 10/01/35
225	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical	8/19 at 100.00	AA	223,747
	Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35
1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	Baa1	1,004,500
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
800	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	789,440
	Medical Center, Series 2007, 5.000%, 10/01/33
7,350	Total Health Care			7,347,680
	Housing/Multifamily – 1.9% (1.2% of Total Investments)
100	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate	7/21 at 100.00	AA+	102,065
	Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured
1,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	911,600
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
1,100	Total Housing/Multifamily			1,013,665
	Housing/Single Family – 1.6% (1.2% of Total Investments)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	902,088
	12/01/22 (Alternative Minimum Tax)
	Industrials – 3.2% (2.1% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Sewage and Solid Waste Disposal Facilities	9/12 at 100.00	A–	1,003,760
	Refunding and Revenue Bonds, Anheuser Busch Project, Senior Lien Series 2007, 5.500%,
	3/01/44 (Alternative Minimum Tax)
750	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds,	9/15 at 100.00	BBB	747,675
	Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative
	Minimum Tax)
1,750	Total Industrials			1,751,435
	Materials – 1.8% (1.2% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/12 at 100.50	BBB	1,010,820
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
	Tax Obligation/General – 35.7% (23.7% of Total Investments)
540	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	541,183
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	Aa1	520,120
	Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured
2,100	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	Aa1	2,112,348
	Medical Center, Series 2002, 5.125%, 1/01/32 – NPFG Insured
2,215	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	2,366,927
3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aa2	3,041,760
	Center Project, Series 2002, 5.200%, 7/01/32 – NPFG Insured
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/13 at 101.00	Aa2	1,141,677
	Center, Series 2003, 5.000%, 7/01/19 – NPFG Insured
1,000	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	3/21 at 100.00	Aaa	1,057,600
	Bonds, Loan Pool Series 2011, 5.125%, 3/15/31
905	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose	5/19 at 100.00	AA+	956,712
	Project, Series 2009, 5.375%, 5/01/32 – AGC Insured
1,000	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,169,180
100	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	111,975
210	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	240,803
1,800	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	1,898,316
	2/01/36 (UB)
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aa1	1,123,600
	2004, 5.000%, 7/01/20 – NPFG Insured
2,500	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	2,591,375
500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 –	3/16 at 100.00	N/R	486,785
	SYNCORA GTY Insured
18,520	Total Tax Obligation/General			19,360,361
	Tax Obligation/Limited – 21.7% (14.4% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
70	5.250%, 12/01/19 – AGC Insured	No Opt. Call	AA+	76,815
420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA+	435,586
750	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	A–	788,790
	(Alternative Minimum Tax)
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
50	5.400%, 1/01/20	7/15 at 100.00	A–	51,353
150	5.600%, 1/01/30	7/15 at 100.00	A–	148,968
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds,	1/14 at 100.00	AAA	2,158,200
	Performing Arts Center, Series 2004, 5.000%, 1/01/22
25	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series	No Opt. Call	A+	30,442
	2005, 5.500%, 10/01/26 – NPFG Insured
3,890	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series	10/19 at 100.00	Baa1	4,158,838
	1993, 5.625%, 10/01/26 – NPFG Insured
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	2,738,840
	Facilities Projects, Series 2002A, 5.375%, 8/01/17
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	1,196,510
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
10,955	Total Tax Obligation/Limited			11,784,342
	Transportation – 4.4% (2.9% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – AGM Insured	1/15 at 100.00	AA+	2,366,830
	U.S. Guaranteed – 6.3% (4.2% of Total Investments) (4)
735	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	N/R (4)	783,936
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	1/17 at 100.00	A+ (4)	28,178
	5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured
500	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16 (Pre-refunded 8/01/12)	8/12 at 100.00	Aaa	522,120
2,000	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	2/12 at 102.00	Aaa	2,083,400
	Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) –
	NPFG Insured
3,260	Total U.S. Guaranteed			3,417,634
	Utilities – 12.2% (8.1% of Total Investments)
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	A	1,057,140
	5.000%, 1/01/25 – NPFG Insured
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	A+	1,089,728
	5.500%, 1/01/20 – FGIC Insured
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B:
500	5.000%, 3/15/21	No Opt. Call	A	480,775
750	5.000%, 3/15/22	No Opt. Call	A	709,943
1,000	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1	1,072,320
	5.000%, 11/01/20 – NPFG Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	A2	1,039,590
	2003A, 5.000%, 1/01/22 – NPFG Insured
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B,	7/17 at 100.00	BBB–	1,146,840
	5.000%, 7/01/31
6,425	Total Utilities			6,596,336
	Water and Sewer – 23.2% (15.4% of Total Investments)
190	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	11/11 at 100.00	A1	189,998
	FGIC Insured
1,225	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 –	11/14 at 100.00	AA+	1,276,769
	AGM Insured
2,490	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA+	2,601,577
	8/01/35 – AGM Insured
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%,	6/13 at 100.00	Aa2	342,732
	6/01/26 – AMBAC Insured
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa2	526,120
150	5.000%, 6/01/37	6/18 at 100.00	Aa2	155,862
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	Aa2	922,992
	Series 2007, 5.000%, 6/01/37 – NPFG Insured
750	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	Aaa	780,510
	4/01/37 – AGM Insured
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AA–	2,088,431
	FGIC Insured
500	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	2/21 at 100.00	Aaa	531,980
	Bonds, Cobb County-Marietta Water Authority Loans, Series 2011, 5.250%, 2/15/36
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AA+	1,180,600
	12/01/21 – AGM Insured
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series	1/19 at 100.00	Aa2	1,084,868
	2008, 5.500%, 1/01/38
890	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa2	916,778
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
11,870	Total Water and Sewer			12,599,217
$ 102,775	Total Investments (cost $79,008,036) – 150.6%			81,768,923
	Floating Rate Obligations – (2.2)%			(1,190,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.2)% (5)			(28,340,000)
	Other Assets Less Liabilities – 3.8%			2,040,837
	Net Assets Applicable to Common Shares – 100%			$ 54,279,760

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$81,768,923	$ —	$81,768,923

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $77,782,378.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,214,329
Depreciation	(417,481)
Net unrealized appreciation (depreciation) of investments	$2,796,848

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.7%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011